VARIABLE
================================================================================
ANNUITY
1998 ANNUAL REPORT


[SBL LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

                    A MESSAGE FROM THE CHAIRMAN OF THE BOARD

Security Benefit is poised on the brink of exciting change. Over the past year, we have aggressively focused on relationship management and forging new strategic partnerships. As good as the Security Benefit team is, as strong as our management, research and fundamentals are, we still recognize opportunities to bring more talent to the table. Making certain our cultures are compatible and our goals are aligned, we've formed relationships that bring value to both our customers and those who represent us.

Our successful team led the company to a record year of profits and sales.

*  Sales totaled $1.1 billion, a 35% increase from 1997

*  Profits were up 13.6%

*  Assets under management rose 12% to $8.8 billion

*  GAAP Equity rose 14.4%

In 1998, WORKING MOTHER magazine again selected Security Benefit as one of the 100 Best Companies for working mothers. We are very proud of the continued recognition we receive for Security Benefit and believe that it directly affects the quality of our service to our customers.

Security Benefit's financial strength and stability also continue to be recognized. During 1998, Security Benefit was upgraded to an AA- (very strong) rating from Standard & Poor's. We are also rated:

*  AA- (very high) by Duff & Phelps

*  A+ (superior) by A. M. Best

The strides we are making now shape our strategies and vision for the future. By providing more products that offer choices to our customers, we position our organization as one of the most responsive and flexible in the industry. This combination of innovative products and service-oriented associates enables us to continue meeting the needs of sophisticated customers well into the next millennium.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

Rating information applies to Security Benefit Life Insurance Company. The ratings should not be considered as bearing on the investment performance of assets held in any separate account.

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Investments
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
President
Noller Automotive Group
Lawrence, Kansas

FRANK SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

                          NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 1, 1999, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 1999.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

THE CONTRACT OWNERS OF SBL VARIABLE
ANNUITY ACCOUNT AND THE BOARD OF DIRECTORS OF
SECURITY BENEFIT LIFE INSURANCE COMPANY

We have audited the accompanying balance sheet of SBL Variable Annuity Account (the Account) (comprised of the individual series as indicated therein) as of December 31, 1998, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual series of the SBL Variable Annuity Account at December 31, 1998, and the results of their operations and changes in their net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 5, 1999
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SBL VARIABLE ANNUITY ACCOUNT
================================================================================
BALANCE SHEET                                                  DECEMBER 31, 1998
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


Investments:
   Security Equity Fund (Series E) - 13,119,642 shares at net asset value of $9.98 per share (cost, $91,904).........................  $130,934
   Security Growth and Income Fund (Series I) - 4,509,321 shares at
     net asset value of $6.96 per share (cost, $34,847)...............    31,385
   Security Income Fund - Corporate Bond (Series B) - 623,604 shares
     at net asset value of $7.14 per share (cost, $4,388).............     4,453
   Security Ultra Fund (Series U) - 35,804 shares at net asset value
     of $7.89 per share (cost, $266)..................................       282
                                                                         -------
Total assets                                                            $167,054
                                                                         =======

LIABILITIES AND NET ASSETS

Actuarial risk fees payable...........................................  $     14
Mortality guarantee payable...........................................         4
                                                                         -------
Total liabilities.....................................................        18

Net assets are represented by (NOTE 3):
                                    NUMBER       UNIT
                                   OF UNITS      VALUE      AMOUNT
                                  ---------------------------------
Series E:
  Accumulation units............  12,608,844     $9.98     $125,834
  Annuity reserves..............     510,617      9.98        5,096      130,930
                                                            -------
Series I:
  Accumulation units............   4,257,581      6.96       29,621
  Annuity reserves..............     251,627      6.96        1,751       31,372
                                                            -------
Series B:
  Accumulation units............     610,025      7.14        4,355
  Annuity reserves..............      13,584      7.14           97        4,452
                                                            -------
Series U:
  Accumulation units............      35,439      7.89          279
  Annuity reserves..............         364      7.89            3          282
                                                            -------
                                                                         -------
Total net assets................                                         167,036
                                                                         -------
Total liabilities and net assets                                        $167,054
                                                                         =======
                            See accompanying notes.

STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                                                 SERIES E      SERIES I     SERIES B     SERIES U
                                                                             -------------------------------------------------------
Dividend distributions.....................................................      $    431      $   599      $  267        $  -
Expenses (NOTE 2):
   Mortality and expense risk fee..........................................          (941)        (259)        (34)         (2)
                                                                             -------------------------------------------------------
Net investment income (loss)...............................................          (510)         340         233          (2)
Capital gains distributions................................................         8,384        5,067           -          56
Realized gain (loss) on investments........................................         9,221          763          39           3
Unrealized appreciation (depreciation) on investments......................        10,774       (6,524)         12         (17)
                                                                             -------------------------------------------------------
Net realized and unrealized gain (loss) on investments.....................        28,379         (694)         51          42
                                                                             -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations............        27,869         (354)        284          40
Net assets at beginning of year............................................       114,180       35,490       4,124         266
Variable annuity deposits (NOTES 2 AND 3)..................................        10,176          979         830           -
Terminations and withdrawals (NOTES 2 AND 3)...............................       (20,422)      (4,506)       (757)        (24)
Annuity payments (NOTES 2 AND 3)...........................................          (933)        (268)        (29)          -
Net mortality guarantee transfer...........................................            60           31           -           -
                                                                             -------------------------------------------------------
Net assets at end of year..................................................      $130,930      $31,372      $4,452        $282
                                                                             =======================================================

                            See accompanying notes.
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SBL VARIABLE ANNUITY ACCOUNT
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NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION - SBL Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested, as directed by the owners, in either Security Equity Fund (Series E), Security Growth and Income Fund (Series I), Security Income Fund - Corporate Bond (Series B) or Security Ultra Fund (Series U).

   Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC, a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

   INVESTMENT VALUATION

   Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

   The cost of investments purchased and proceeds from investments sold for the year ended December 31 was as follows (In Thousands):

                                                         COST OF       PROCEEDS
                                                        PURCHASES     FROM SALES
                                                        ---------     ----------

   Security Equity Fund (Series E)....................   $22,382       $25,649
   Security Growth and Income Fund (Series I).........     7,138         5,493
   Security Income Fund - Corporate Bond (Series B)...     2,602         2,325
   Security Ultra Fund (Series U).....................        55            25

   ANNUITY RESERVES

   Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

   REINVESTMENT OF DIVIDENDS

   Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

   FEDERAL INCOME TAXES

   The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

   Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.795% of the net asset value of each contract, of which 0.675% is for assuming mortality risks and the remainder is for assuming expense risks.

   When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

   Contract charges retained by SBL from the proceeds of sales of annuity contracts were not significant during 1998.

3. SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                                           UNITS
                                                                           -----
   Series E:
      Variable annuity deposits.........................................   1,100
      Terminations, withdrawals and annuity payments....................   2,275
      Dividends and capital gains distributions, net of expenses paid...     814

   Series I:
      Variable annuity deposits.........................................     125
      Terminations, withdrawals and annuity payments....................     574
      Dividends and capital gains distributions, net of expenses paid...     777

   Series B:
      Variable annuity deposits.........................................     117
      Terminations, withdrawals and annuity payments....................     111
      Dividends and capital gains distributions, net of expenses paid...      32

   Series U:
      Terminations, withdrawals and annuity payments....................       3
      Dividends and capital gains distributions, net of expenses paid...       7